Equity Incentive Plan (Details) - USD ($)		6 Months Ended
	May 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Equity Incentive Plan [Abstract]
Stock based compensation cost		$ 2,617,519	$ 0
Equity Incentive Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Number of shares vested (in shares)		0
Remaining unrecognized compensation cost for shares granted		$ 6,774,183
Recognition period		3 years
Number of Restricted Shares [Roll Forward]
Non-vested, beginning balance (in shares)		1,240,000
Granted (in shares)	760,000	760,000
Non-vested, ending balance (in shares)		2,000,000
Weighted Average Grant Date Fair Value Per Non-vested Share [Roll Forward]
Non-vested, beginning balance (in dollars per share)		$ 5.83
Granted (in dollars per share)		4.52
Non-vested, ending balance (in dollars per share)		$ 5.33
Equity Incentive Plan [Member] | Restricted Stock [Member] | General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Stock based compensation cost		$ 2,617,519	$ 0